Report of Directors Financial Review Risk Report - Management judgemental adjustments to ECL (Details) - Allowance for ECL - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
ECL income statement change for the period	$ 4.8	$ 5.7
Modelled ECL (A)
Disclosure of financial assets [line items]
ECL income statement change for the period	4.6	5.0
Banks, sovereigns, government entities and low-risk counterparties
Disclosure of financial assets [line items]
ECL income statement change for the period	(0.0)	(0.0)
Corporate lending adjustments
Disclosure of financial assets [line items]
ECL income statement change for the period	0.1	0.1
Inflation-related adjustments
Disclosure of financial assets [line items]
ECL income statement change for the period	(0.0)	0.1
Other credit judgements
Disclosure of financial assets [line items]
ECL income statement change for the period	(0.0)	0.5
Total management judgemental adjustments (B)
Disclosure of financial assets [line items]
Annual change in management judgmental adjustments	0.6
ECL income statement change for the period	0.1	0.7
Other adjustments (C)
Disclosure of financial assets [line items]
ECL income statement change for the period	0.1	(0.0)
Retail
Disclosure of financial assets [line items]
ECL income statement change for the period	2.6	3.2
Retail | Downside 2 scenario
Disclosure of financial assets [line items]
ECL income statement change for the period	(1.5)	(2.1)
Retail | Modelled ECL (A)
Disclosure of financial assets [line items]
ECL income statement change for the period	2.6	2.6
Retail | Banks, sovereigns, government entities and low-risk counterparties
Disclosure of financial assets [line items]
ECL income statement change for the period
Retail | Inflation-related adjustments
Disclosure of financial assets [line items]
ECL income statement change for the period	(0.0)	0.1
Retail | Other credit judgements
Disclosure of financial assets [line items]
ECL income statement change for the period	(0.0)	0.5
Retail | Total management judgemental adjustments (B)
Disclosure of financial assets [line items]
ECL income statement change for the period	(0.0)	0.6
Retail | Other adjustments (C)
Disclosure of financial assets [line items]
ECL income statement change for the period	(0.0)	(0.0)
Wholesale
Disclosure of financial assets [line items]
ECL income statement change for the period	2.2	2.5
Wholesale | Downside 2 scenario
Disclosure of financial assets [line items]
ECL income statement change for the period	(4.3)	(4.5)
Wholesale | Modelled ECL (A)
Disclosure of financial assets [line items]
ECL income statement change for the period	2.0	2.4
Wholesale | Banks, sovereigns, government entities and low-risk counterparties
Disclosure of financial assets [line items]
ECL income statement change for the period	(0.0)	(0.0)
Wholesale | Corporate lending adjustments
Disclosure of financial assets [line items]
ECL income statement change for the period	0.1	0.1
Wholesale | Total management judgemental adjustments (B)
Disclosure of financial assets [line items]
ECL income statement change for the period	0.1	0.1
Wholesale | Other adjustments (C)
Disclosure of financial assets [line items]
ECL income statement change for the period	$ 0.1	$ (0.0)